UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21098

Real Estate Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

REAL ESTATE INCOME FUND INC.

FORM N-Q

SEPTEMBER 30, 2004

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE
COMMON STOCK -91.2%

Apartments - 11.5%
36,500	Archstone-Smith Trust	$1,154,860
190,000	Camden Property Trust	8,778,000
185,000	Gables Residential Trust	6,317,750
100,000	Mid-America Apartment Communities, Inc.	3,895,000
156,000	Summit Properties Inc.	4,219,800

		24,365,410

Diversified - 6.0%
210,000	iStar Financial Inc.	8,658,300
190,000	Lexington Corporate Properties Trust	4,124,900

		12,783,200

Healthcare - 13.8%
174,000	Health Care Property Investors, Inc.	4,524,000
280,000	Healthcare Realty Trust Inc.	10,931,200
22,600	Omega Healthcare Investors, Inc.	243,176
300,000	Provident Senior Living Trust†	4,500,000
511,700	Senior Housing Properties Trust	9,118,494

		29,316,870

Home Financing - 1.3%
108,500	Municipal Mortgage & Equity, LLC	2,736,370

Industrial - 4.5%
185,000	EastGroup Properties, Inc.	6,142,000
161,700	First Potomac Realty Trust	3,340,722

		9,482,722

Industrial/Office - Mixed - 8.0%
50,000	Bedford Property Investors, Inc.	1,517,000
207,000	Kilroy Realty Corp.	7,872,210
190,000	Liberty Property Trust	7,569,600

		16,958,810

Lodging/Resorts - 2.9%
146,000	Hospitality Properties Trust	6,203,540

Office - 20.7%
203,000	Arden Realty, Inc.	6,613,740
177,000	CarrAmerica Realty Corp.	5,787,900
72,000	Glenborough Realty Trust Inc.	1,495,440
260,000	Highwoods Properties, Inc.	6,398,600
848,700	HRPT Properties Trust	9,327,213
161,000	Mack-Cali Realty Corp.	7,132,300
200,000	Prentiss Properties Trust	7,200,000

		43,955,193

Regional Malls - 6.0%
196,000	Glimcher Realty Trust	4,762,800
148,100	The Macerich Co.	7,892,249

		12,655,049

Retail - Free Standing - 1.7%
171,900	Commercial Net Lease Realty	3,132,018
12,200	Realty Income Corp.	549,366

		3,681,384

See Notes to Schedule of Investments.

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Shopping Centers - 12.2%
250,000	Borealis Retail Real Estate Investment Trust†	$2,495,554
330,000	Cedar Shopping Centers Inc.	4,603,500
105,000	Equity One, Inc.	2,060,100
252,000	Heritage Property Investment Trust	7,350,840
104,400	Inland Real Estate Corp.	1,529,460
75,000	New Plan Excel Realty Trust, Inc.	1,875,000
135,000	Ramco-Gershenson Properties Trust	3,655,800
52,000	Tanger Factory Outlet Centers, Inc.	2,328,560

		25,898,814

Specialty - 2.6%
24,500	Correctional Properties Trust	668,850
127,000	Entertainment Properties Trust	4,800,600

		5,469,450

	TOTAL COMMON STOCK (Cost — $141,102,937)	193,506,812

PREFERRED STOCK - 38.8%

Apartments - 4.4%
	Apartment Investment and Management Co.:
113,000	7.750% Cumulative, Class U	2,735,730
75,000	9.375% Cumulative, Class G	1,999,500
115,000	10.000% Cumulative, Class R	3,067,050
60,000	United Dominion Realty Trust, Inc., 8.600% Cumulative Redeemable, Series B	1,622,400

		9,424,680

Diversified - 1.4%
109,400	Crescent Real Estate Equities Co., 9.500% Cumulative Redeemable, Series B	2,975,680

Healthcare - 3.2%
150,000	Health Care Property Investors, Inc., 7.100% Cumulative Redeemable, Series F	3,774,000
120,400	Omega Healthcare Investors, Inc., 8.375% Cumulative Redeemable, Series D	3,136,420

		6,910,420

Industrial/Office - Mixed - 2.2%
90,000	Bedford Property Investors, Inc., 8.750% Cumulative Redeemable, Series A†	4,612,500

Lodging/Resorts - 5.2%
220,000	Boykin Lodging Co., 10.500% Cumulative, Class A	6,182,000
90,000	FelCor Lodging Trust Inc., 9.000% Cumulative Redeemable, Series B	2,304,000
71,100	Hospitality Properties Trust, 8.875% Cumulative Redeemable, Series B	1,941,030
26,000	LaSalle Hotel Properties, 10.250% Cumulative Redeemable, Series A	725,400

		11,152,430

Office - 7.4%
275,000	CarrAmerica Realty Corp., 7.500% Cumulative Redeemable, Series E	7,304,000
	HRPT Properties Trust:
255,600	8.750% Cumulative Redeemable, Series B	6,970,212
50,000	9.875% Cumulative Redeemable, Series A	1,364,000

		15,638,212

See Notes to Schedule of Investments.

REAL ESTATE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE
Regional Malls - 3.7%
85,000	Glimcher Realty Trust, 8.750% Cumulative Redeemable, Series F	$2,260,473
	The Mills Corp.:
35,000	8.750% Cumulative Redeemable, Series E	945,000
91,700	9.000% Cumulative Redeemable, Series B	2,492,406
6,000	Pennsylvania Real Estate Investment Trust, 11.000% Sr. Cumulative	357,000
32,700	Simon Property Group, Inc., 7.890%, Cumulative Step-Up Premium Rate, Series C	1,741,275

		7,796,154

Retail - Free Standing - 1.4%
85,000	Commercial Net Lease Realty, Inc., 9.000% Sr. Cumulative, Series A	2,316,250
25,200	Realty Income Corp., 7.375% Cumulative Redeemable, Class D	658,980

		2,975,230

Self Storage - 0.4%
35,000	Public Storage, Inc., 8.000% Cumulative, Series R	924,700

Shopping Centers - 9.5%
73,000	Cedar Shopping Centers Inc., 8.875% Cumulative Redeemable, Series A	1,916,250
	Developers Diversified Realty Corp.:
21,200	8.000% Cumulative Redeemable, Class G	559,468
130,000	8.600% Cumulative Redeemable, Class F	3,484,000
131,000	Federal Realty Investment Trust, 8.500% Cumulative Redeemable, Series B	3,544,860
75,000	New Plan Excel Realty Trust, Inc., 7.625% Cumulative Redeemable, Series E	1,948,500
65,000	Ramco-Gershenson Properties Trust, 9.500% Cumulative Redeemable, Series B	1,753,375
63,000	Urstadt Biddle Properties Inc., 8.500% Sr. Cumulative, Series C†	6,849,285

		20,055,738

	TOTAL PREFERRED STOCK (Cost - $77,760,838)	82,465,744

FACE AMOUNT
REPURCHASE AGREEMENT - 0.4%
$792,000	Goldman, Sachs & Co. dated 9/30/04, 1.860% due 10/1/04; Proceeds at maturity - $792,041; (Fully collateralized by U.S. Treasury Bonds, 3.375% to 3.875% due 4/15/28 to 4/15/32; Market value - $807,841) (Cost - $792,000)	792,000

	TOTAL INVESTMENTS - 130.4% (Cost - $219,655,775*)	276,764,556
	Liabilities in Excess of Other Assets (30.4)%	(64,559,792)

	TOTAL NET ASSETS - 100.0%	$212,204,764

†	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines established by the Board of Directors.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Real Estate Income Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, as a non-diversified, closed end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value. Securities, other than U.S. government agencies, that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines of if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Swap Contracts. The Fund has entered into interest rate swap agreements with Merrill Lynch Capital Services, Inc. The Fund will record the difference between a predetermined fixed interest rate and the closing value on the One-Month LIBOR. These differences are netted out in a cash settlement made monthly, with the Fund receiving or paying, as the case may be, only the net amount of the two differences. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty.

(d) Investment Transactions. Security transactions are accounted for on trade date.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$57,185,283
Gross unrealized depreciation	(76,502)

Net unrealized appreciation	$57,108,781

As of September 30, 2004, the Fund had 2,600 outstanding shares of Taxable Auction Rate Preferred Stock (“TARPS”). The TARPS’ dividends are cumulative at a rate determined at an auction and the dividend period is typically seven days. The dividend rates ranged from 1.029% to 1.930% for the nine months ended September 30, 2004. At September 30, 2004, the current dividend rate was 1.850%.

As of September 30, 2004, the Fund entered into the following interest rate swap agreements:

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$6,500,000
Payments Made by Fund:	Fixed Rate, 2.9325%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/05
Unrealized Depreciation as of 9/30/04	($34,359)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$26,000,000
Payments Made by Fund:	Fixed Rate, 3.6335%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/07
Unrealized Depreciation as of 9/30/04	($323,259)

Swap Counterparty:	Merrill Lynch Capital Services, Inc.
Effective Date:	11/25/02
Notional Amount:	$19,500,000
Payments Made by Fund:	Fixed Rate, 4.1170%
Payments Received by Fund:	Floating Rate (One-Month LIBOR)
Termination Date:	11/25/09
Unrealized Depreciation as of 9/30/04	($376,323)

At September 30, 2004, the Fund had total unrealized depreciation of $733,941 from swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Real Estate Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 26, 2004

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date	November 26, 2004